Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

(6) Goodwill and Other Intangible Assets

        The majority of the Company's identified intangibles are in the form of amortizable core deposit premium, with the exception of $501,000, which represents identified intangibles in the acquisition of the rights to the insurance agency contracts of InsCorp, Inc., acquired in 2008. Information on the Company's identified intangible assets follows:

	Carrying Amount	Accumulated Amortization	Net
	(Dollars in Thousands)
December 31, 2014:
Core deposit premium	$58,675	$58,379	$296
Identified intangible (contract rights)	2,022	1,521	501

Total identified intangibles	$60,697	$59,900	$797

December 31, 2013:
Core deposit premium	$58,675	$56,298	$2,377
Identified intangible (contract rights)	2,022	1,213	809

Total identified intangibles	$60,697	$57,511	$3,186

        Amortization expense of intangible assets for the years ended December 31, 2014, 2013 and 2012, was $2,389,000, $4,633,000 and $4,651,000, respectively. Estimated amortization expense for each of the five succeeding fiscal years, and thereafter, is as follows:

        Fiscal year ending December 31:

Total
(in thousands)
2015	$452
2016	295
2017	25
2018	25
2019	—
Thereafter	—

Total	$797

        There were no changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013.